Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Related Parties
Schedule of compensation due to executive officers

	FOR THE YEAR ENDED
	DECEMBER 31,
(amounts in thousands of euros)	2020	2021	2022
Fixed compensation	960	1,125	1,136
Variable compensation	272	269	269
Benefits in kind	34	25	25
Directors fees	263	301	125
Share-based payments	581	3,294	5,567
Consulting fees	—	30	150
Total compensation of executive officers	2,110	5,044	7,272